INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INCOME AND SOCIAL CONTRIBUTION TAXES
Income taxes payable	R$ 8,756	R$ 3,267
Social contribution taxes payable	3,253	1,212
Total	R$ 12,009	R$ 4,479